UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
74.20% of Net Assets
AL Agriculture & Mechanical University Revenue Bonds	5.000%	11/01/2025	Aaa/AAA*/AAA@	$100,000	$103,173
AL Housing Financial Authority Single Family Mortgage	5.050	10/01/2013	Aaa	10,000	10,297
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aaa/AAA@	100,000	102,839
Al State Board of Education Revenue Bonds Calhoun Community	5.000	05/01/2022	Aaa/AAA@	450,000	480,735
Alabama State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*/AAA@	110,000	115,881
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	Aaa/AAA*/AAA@	50,000	53,045
AL Water Pollution Control Authority Revolving Fund Loan	5.500	08/15/2016	Aaa/AAA*	10,000	10,077
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*/AAA@	50,000	52,138
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Aaa/AAA*/AAA@	170,000	176,418
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Aaa/AAA*/AAA@	130,000	136,130
Alexander City AL Warrants	4.700	05/01/2021	Aaa/AAA*/AAA@	200,000	207,092
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aaa/AAA*/AAA@	260,000	274,817
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aaa/AAA*	295,000	315,022
Birmingham AL General Obligation Bonds Series A	5.125	11/01/2022	Aaa/AAA*/AAA@	100,000	108,181
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	104,456
Birmingham AL Multifamily Housing Revenue - Beaconview	5.600	07/01/2020	Aaa/AAA*/AAA@	20,000	20,244
Blount County AL Water Authority Revenue	5.750	08/01/2019	Aaa/AAA*/AAA@	125,000	135,008
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*/AAA@	100,000	104,435
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	A*	200,000	203,472
Colbert County Northwest AL Health Care Facility	5.750	06/01/2015	Aaa/AAA*/AAA@	10,000	10,108
Colbert County-Northwest AL Healthcare Authority	5.750	06/01/2020	Aaa/AAA*/AAA@	20,000	20,215
Daphne AL Warrants	5.000	04/01/2023	Aaa/AAA*	250,000	268,583
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	AAA*/AAA@	260,000	269,214
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	AAA*/AAA@	190,000	202,103
Enterprise AL Water General Obligation Bonds	5.000	10/01/2019	Aaa/AAA*/AAA@	55,000	58,852
Enterprise AL Water General Obligation Bonds	5.000	10/01/2023	Aaa/AAA*/AAA@	450,000	478,346
Gasden AL Warrants - Series B	4.600	08/01/2022	Aaa/AAA@	100,000	103,182
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*/AAA@	35,000	36,854
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aaa/AAA*/AAA@	200,000	205,242
Huntsville AL Health Care Authority Series A	5.000	06/01/2023	Aaa/AAA*/AAA@	140,000	143,826
Huntsville AL Health Care Authority Series A Revenue Bonds	5.000	06/01/2024	Aaa/AAA*	100,000	105,758
Huntsville AL Health Care Authority Series A	5.400	06/01/2022	Aaa/AAA*/AAA@	50,000	54,319
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*/AAA@	200,000	214,368
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	A*	20,000	21,220
Huntsville AL Public Educational Building	6.050	06/01/2020	A*	150,000	159,753
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*/AAA@	30,000	31,932
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	06/01/2021	Aaa/AAA*/AAA@	50,000	53,343
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.125	06/01/2026	Aaa/AAA*/AAA@	75,000	78,953
Jefferson County AL Public Building Authority Lease Revenue	5.000	04/01/2026	Aaa/AAA*	150,000	159,324
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*/AAA@	50,000	52,760
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*/AAA@	30,000	31,340
Lee County AL School Warrants	5.000	02/01/2018	Aaa/AAA@	100,000	106,177
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aaa/AAA@	75,000	79,201
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	Aaa	275,000	290,529
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	26,308
Madison AL School Warrants - Series B	5.000	02/01/2023	Aaa/AAA*/AAA@	150,000	155,373
Madison AL Refunding Warrants	5.000	04/01/2021	Aaa/AAA*/AAA@	350,000	378,529
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	36,905
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	09/01/2019	Aaa/AAA*/AAA@	50,000	52,877
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aaa/AAA*/AAA@	250,000	266,245
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aaa	100,000	105,301
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aaa/AAA*/AAA@	250,000	258,373
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*/AAA@	10,000	10,881
Roanoke AL Warrants	4.450	05/01/2020	Aaa/AAA*/AAA@	150,000	153,345
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*/AAA@	50,000	50,972
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aaa/AAA*	300,000	319,557
Southeast AL Gas District System Revenue Series A	5.500	06/01/2020	Aaa/AAA@	10,000	10,805
Talladega County AL Industrial Development Revenue Bond	4.700	01/01/2022	Aaa/AAA@	100,000	104,803
Trussville AL Warrants	4.800	10/01/2021	Aaa/AAA@	85,000	88,749
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	71,901
University AL University Revenue Hospital - Series A	5.400	09/01/2013	Aaa/AAA*/AAA@	50,000	53,641
University of Southern AL University Revenue & Capital	5.000	03/15/2021	Aaa/AAA@	370,000	392,922

					8,486,443

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
GENERAL OBLIGATION BONDS
15.95% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa3/AA*	30,000	31,316
AL State Series A	5.000	06/01/2020	Aa3/AA*	100,000	104,455
Alabama State Series B	5.000	06/01/2021	Aa3/AA*	30,000	31,180
Alabama State - Series A	4.625	09/01/2022	Aa3/AA*	100,000	104,158
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	52,280
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	16,155
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*/AA-@	150,000	154,674
Birmingham AL Warrants	4.750	01/01/2023	Aa3/AA*/AA-@	225,000	229,401
Birmingham AL Capital Improvement Warrants - Series A	5.500	08/01/2025	Aa3/AA*/AA-@	100,000	107,101
Birmingham AL Referral Warrants - Series A	5.250	05/01/2018	Aa3/AA*/AA-@	300,000	324,885
Madison AL Warrants - Series C	5.000	09/01/2018	Aaa/AAA*/AAA@	50,000	52,136
Montgomery AL Warrants - Series C General Obligation	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	616,610

					1,824,349
PREREFUNDED BONDS
1.91% of Net Assets
Fairhope AL Utilities Revenue Warrants	5.750	12/01/2021	Aaa/AAA*	25,000	25,598
Hoover AL Warrants Series A	5.650	01/01/2014	Aa3/AA*	10,000	10,767
Jefferson County AL Board of Education Capital Outlay	5.800	02/15/2020	AAA*/AAA@	10,000	10,286
Montgomery AL BMC Special Care Facilities Financing Authority	5.000	11/15/2029	Aaa/AAA*	85,000	87,530
Nortwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa/AAA@	35,000	36,976
St Clair County Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*/AAA@	10,000	10,558
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aaa/AAA*/AAA@	25,000	26,820
University of Alabama University Revenue-Huntsville	5.750	12/01/2016	Aaa/AAA*/AAA@	10,000	10,239

					218,774
PUBLIC FACILITIES REVENUE BONDS
1.86% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*	190,000	201,999
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,458

					212,457
UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
1.11% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	127,339

					127,339
MUNICIPAL UTILITIES
1.07% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*	20,000	20,820
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A2/AA-*	100,000	101,773

					122,593
INDUSTRIAL REVENUE BONDS
.93% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	79,668
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	26,595

					106,263
HOSPITALS AND HEALTHCARE
.72% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	51,574
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	30,000	31,070

					82,643

Total Investments (cost $10,908,687) (See (a) below for further explanation) -97.75 % of Net Assets					$11,180,860

*	Standard and Poor's Corporation

@	Fitch's Investors Service All other ratings by Moody's Investors Service, Inc. NR Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$280,893
Unrealized depreciation	(8,720)

Net unrealized appreciation	$272,173

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
70.18% of Net Assets
Ballard County School District Finance Corporation	5.000%	06/01/2020	Aaa/AAA@	$1,240,000	$1,324,531
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	Aaa/AAA@	1,290,000	1,368,368
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aaa/A2*/AAA@	1,510,000	1,599,332
Barren County School District Finance Corporation	4.750	08/01/2022	Aaa/Aa3*/AAA@	3,085,000	3,230,180
Boone County Pollution Control Revenue - Dayton Power	4.700	01/01/2028	Aaa/AAA*/AAA@	8,595,000	8,836,777
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aaa/AAA*	4,070,000	4,314,851
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aaa/AAA*	4,265,000	4,530,155
Boone County KY Water - Florence	5.000	12/01/2015	Aaa/AAA*	1,000,000	1,064,040
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aaa/AAA*	1,805,000	1,912,740
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aaa/AAA*	1,900,000	2,010,656
Boone-Florence County KY Water Supply System Revenue	5.000	12/01/2020	Aaa/AAA*	2,100,000	2,218,251
Bullitt County School District Finance Corporation	4.750	07/01/2022	Aaa/AAA@	2,440,000	2,555,876
Bullitt Co School District Finance Corporation	4.500	10/01/2024	Aaa/AAA@	2,720,000	2,804,837
Cambell & Kenton Counties Sanitation District Number 1	5.000	08/01/2017	Aaa/AAA*/AAA@	1,000,000	1,059,950
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	01/01/2007	Aaa/AAA*/AAA@	1,000,000	1,004,390
Carter County Detention Center	5.125	05/01/2029	Aaa/AAA*	960,000	1,019,482
Easter Kentucky University Consolidated Educational Building	5.000	05/01/2021	Aaa/AAA*	1,580,000	1,682,479
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA*/AAA@	2,285,000	2,440,289
Fayette County School District Finance Corporation	5.000	04/01/2024	Aaa/AAA*/AAA@	6,985,000	7,463,612
Fayette County School District Finance Corporation	5.000	04/01/2025	Aaa/AAA*/AAA@	7,340,000	7,821,137
Fayette County School District Finance Corporation	4.500	03/01/2022	Aaa/AA-*/AAA@	4,100,000	4,212,627
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Aaa/AAA*/AAA@	780,000	780,601
Greater Ky Housing Assistance Corporation-Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,341,035
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,245,000	1,312,591
Jefferson County KY Health Facilities-Jewish Hospital	5.650	01/01/2017	Aaa/AAA*	3,450,000	3,539,321
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2021	Aaa/AAA*	4,520,000	4,638,514
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Aaa/AAA*	8,675,000	8,881,292
Jefferson County Ky School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*/AAA@	1,000,000	1,051,380
Jefferson County School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*/AAA@	2,000,000	2,103,300
Jefferson County School District Finance Corporation	4.500	07/01/2023	Aaa/AAA*/AAA@	2,500,000	2,551,325
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aaa/AAA*/AAA@	7,545,000	7,792,929
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aaa/AAA*	5,025,000	5,356,148
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/01/2017	Aaa/AAA*/AAA@	2,940,000	3,018,704
Jefferson County KY Capital Projects Corporation Revenue	5.375	06/01/2018	Aaa/AAA*/AAA@	1,500,000	1,548,570
Kenton County School District Finance Corporation	5.000	06/01/2021	Aaa/Aa3*/AAA@	4,055,000	4,320,400
Kenton County KY School District Finance Corporation School	5.000	06/01/2023	Aaa/AAA@	4,465,000	4,754,198
Kenton County KY School District Finance Corporation School	5.000	06/01/2024	Aaa/AAA@	4,665,000	4,963,980
KY Asset/Liability Commission General Fund	5.000	05/01/2020	Aaa/AAA*/AAA@	2,000,000	2,151,620
KY Asset Liability Commission Project Notes First Series	5.000	05/01/2023	Aaa/AAA*/AAA@	5,600,000	5,990,880
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aaa/AAA*/AAA@	5,880,000	6,286,014
KY Asset Liability Commission	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,069,050
KY Asset Liability Project Notes	5.000	09/01/2015	Aaa/AAA*/AAA@	6,000,000	6,537,120
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aaa/AAA*	8,075,000	8,667,947
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aaa/AAA*	7,405,000	7,954,525
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aaa/AAA*	3,700,000	3,968,768
Kentucky Economic Development Finance Authority-Ashland Hospital	5.000	02/01/2018	Aaa/AAA*/AAA@	1,500,000	1,549,725
Kentucky Development Finance Authority-St Clair Medical	5.875	09/01/2013	AAA*	2,000,000	2,000,760
Kentucky Development Finance Authority-St Claire Medical	5.625	09/01/2021	AAA*	2,500,000	2,500,825
Kentucky Development Finance Authority-Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	6,681,415
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/01/2017	A*	1,000,000	1,040,220
Kentucky Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,368,522
Kentucky Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,649,141
Kentucky Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,017,480
Kentucky Housing Corpoartion	4.850	01/01/2024	Aaa/AAA*	2,000,000	2,061,400
KY State Property & Building #73	5.000	11/01/2021	Aaa/AAA*/AAA@	1,000,000	1,060,190
KY State Property & Building #76	5.500	08/01/2021	Aaa/AAA/AAA	500,000	584,520
KY State Property & Building #83	5.000	10/01/2013	Aaa/AAA*/AAA@	610,000	660,105
KY State Property & Building #83	5.000	10/01/2017	Aaa/AAA*/AAA@	5,000,000	5,516,600
KY State Property & Building #83	5.000	10/01/2018	Aaa/AAA*/AAA@	17,750,000	19,643,570
KY State Property & Building #83	5.250	10/01/2020	Aaa/AAA*/AAA@	24,220,000	27,581,978
KY State Property & Building #73	5.500	11/01/2017	Aaa/AAA*/AAA@	1,000,000	1,099,010
KY State Property & Building #73	5.000	11/01/2019	Aaa/AAA*/AAA@	1,360,000	1,443,368
KY State Property & Building #73	5.000	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,443,660

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #84	5.000	08/01/2019	Aaa/AAA*/AAA@	10,000,000	11,080,800
KY State Property & Building #84	5.000	08/01/2022	Aaa/AAA*/AAA@	17,500,000	19,537,525
KY State Property & Building #85	5.000	08/01/2020	Aaa/AAA*/AAA@	5,760,000	6,207,206
KY State Property & Building #85	5.000	08/01/2022	Aaa/AAA*/AAA@	8,200,000	8,786,054
KY State Property & Building #85	5.000	08/01/2023	Aaa/AAA*/AAA@	12,500,000	13,383,875
KY State Property & Building #85	5.000	08/01/2024	Aaa/AAA*/AAA@	13,300,000	14,260,792
KY State Property & Building #85	5.000	08/01/2025	Aaa/AAA*/AAA@	5,000,000	5,361,200
KY State Property & Building #79	4.750	10/01/2023	Aaa/AAA*/AAA@	3,000,000	3,128,820
KY State Property & Building #80	5.250	05/01/2018	Aaa/AAA*/AAA@	2,940,000	3,312,968
KY State Property & Building #80	5.250	05/01/2020	Aaa/AAA*/AAA@	1,000,000	1,135,650
KY State Property & Building #81	5.000	11/01/2017	Aaa/AAA*/AAA@	2,060,000	2,214,933
KY State Property & Building #81	5.000	11/01/2018	Aaa/AAA*/AAA@	1,720,000	1,842,739
KY State Property & Building #81	5.000	11/01/2019	Aaa/AAA*/AAA@	2,385,000	2,546,011
KY State Property & Building #81	5.000	11/01/2020	Aaa/AAA*/AAA@	3,560,000	3,791,258
KY State Property & Building #81	5.000	11/01/2022	Aaa/AAA*/AAA@	3,930,000	4,167,844
KY State Turnpike Economic Development	5.150	07/01/2019	Aaa/AAA*/AAA@	1,000,000	1,060,400
KY State Turnpike Economic Development	5.000	07/01/2023	Aaa/AAA*/AAA@	4,325,000	4,631,643
KY State Turnpike Economic Development	5.000	07/01/2024	Aaa/AAA*/AAA@	3,770,000	4,028,697
KY State Turnpike Economic Development	5.000	07/01/2025	Aaa/AAA*/AAA@	2,000,000	2,132,680
KY State Turnpike Economic Development	5.000	07/01/2026	Aaa/AAA@/AAA*	4,720,000	5,050,589
Knox County General Obligation	5.625	06/01/2036	AAA*/AAA@	2,490,000	2,787,804
Letcher County School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,755,000	1,866,285
Letcher County School District Finance Corporation	5.000	06/01/2024	Aaa/Aa3*/AAA@	1,930,000	2,051,069
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2015	AAa/AAA*	1,770,000	1,851,509
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2017	Aaa/AAA*	1,830,000	1,911,325
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2018	Aaa/AAA*	2,135,000	2,227,595
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2019	Aaa/AAA*	2,415,000	2,526,211
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2019	Aaa/AAA*/AAA@	2,500,000	2,584,350
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2028	Aaa/AAA*/AAA@	10,425,000	10,619,426
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2022	Aaa/AAA*/AAA@	2,855,000	3,059,304
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aaa/AAA*/AAA@	2,990,000	3,197,207
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aaa/AAA*/AAA@	3,135,000	3,359,341
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*/AAA@	3,285,000	3,505,259
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*/AAA@	5,000,000	5,324,000
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*	3,270,000	3,504,688
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*	3,230,000	3,459,169
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*/AAA@	2,655,000	2,897,136
Louisville & Jefferson Visitors and Convention Center	4.500	12/01/2023	Aaa/AAA*/AAA@	2,340,000	2,431,049
Louisville & Jefferson Visitors and Convention Center	4.500	12/01/2024	Aaa/AAA*/AAA@	2,250,000	2,332,080
Louisville & Jefferson Visitors and Convention Center	4.600	12/01/2025	Aaa/AAA*/AAA@	1,490,000	1,552,446
Louisville & Jefferson County Student Housing	5.000	06/01/2025	AAA*	2,030,000	2,172,790
Louisville KY G.O. - Series A	5.000	10/01/2020	Aaa/AAA*/AAA@	7,165,000	7,595,115
Louisville Health Care Facilities	6.650	12/20/2030	Aaa	4,957,000	5,574,493
Louisville KY Parking Authority - River City First Mortgage	5.000	12/01/2017	Aaa/AAA*/AAA@	1,000,000	1,031,580
Madison County School District Finance Corporation	4.500	04/01/2016	Aaa/AAA*/AAA@	695,000	721,709
Marshall County School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,400,000	1,488,774
McCracken County School District Finance Corporation	4.650	07/01/2019	Aaa/AAA@	1,655,000	1,720,058
McCracken County School District Finance Corporation	4.700	07/01/2020	Aaa/AAA@	1,725,000	1,790,015
McCracken County School District Finance Corporation	5.000	07/01/2022	Aaa/AAA@	4,000,000	4,224,640
McCreary County Courthouse & Public Square Corporation Revenue	5.400	09/01/2020	Aaa/AAA*/AAA@	1,550,000	1,660,422
Nelson County School District Finance Corporation	4.500	04/01/2021	Aaa/Aa3*/AAA@	1,130,000	1,160,770
Nelson County School District Finance Corporation	4.500	04/01/2023	Aaa/Aa3*/AAA@	2,505,000	2,570,330
Northern KY University Certificate of Participation	4.900	12/01/2021	Aaa/AAA*	2,725,000	2,854,765
Northern KY University Certificate of Participation	5.000	12/01/2024	Aaa/AAA*	2,000,000	2,100,500
Northern KY Water District	4.750	02/01/2019	Aaa/AAA*	1,000,000	1,037,140
Northern KY Water District	5.000	02/01/2020	Aaa/AAA@	3,080,000	3,253,835
Northern KY Water District	5.000	02/01/2021	Aaa/AAA@	2,635,000	2,768,147
Northern KY Water District	4.000	02/01/2019	Aaa	1,275,000	1,279,488
Northern KY Water District	4.125	02/01/2020	Aaa	1,325,000	1,339,509
Northern KY Water District	4.125	02/01/2021	Aaa	1,380,000	1,387,700
Northern KY Water District	4.500	02/01/2022	Aaa	1,385,000	1,422,686
Northern KY Water District	4.500	02/01/2024	Aaa	1,035,000	1,063,856
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	09/20/2012	AAA*	160,000	165,874
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	01/20/2019	AAA*	3,110,000	3,222,364
Shelby County School District Finance Corporation	5.000	05/01/2022	Aaa/Aa3*/AAA@	1,815,000	1,929,055

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Shelbyville KY Certificate of Participation	5.150	07/01/2018	Aaa/AAA@	4,165,000	4,358,423
Spencer County School District Finance Corporation	5.000	07/01/2023	Aaa/AAA@	1,000,000	1,062,620
University of Kentucky Housing and Dining	4.400	06/01/2017	Aaa/AAA@	2,815,000	2,910,203
Warren County KY Hospital Facility Revenue	4.625	04/01/2012	Aaa/AAA*/AAA@	1,500,000	1,538,100
Warren County KY Hospital Facility Revenue	5.000	04/01/2016	AAA/Aaa*/AAA@	1,000,000	1,029,510
Warren County KY Hospital Facility Revenue	5.000	04/01/2017	Aaa/AAA*/AAA@	1,000,000	1,031,450

					498,132,114
LEASE REVENUE BONDS
8.72% of Net Assets
Boone County KY School District Finance Corporation	5.500	09/01/2019	Aa3	1,860,000	1,968,568
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,293,828
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,100,934
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,173,010
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,060,500
Christian County Ky Public Courthouse Lease Revenue	5.125	08/01/2017	Aa3	1,090,000	1,159,498
Christian County Ky Public Courthouse Lease Revenue	5.125	08/01/2018	Aa3	1,145,000	1,217,547
Covington Independent School District Finance Corporation	5.250	06/01/2019	Aa3	1,225,000	1,293,870
Danville Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,950,000	1,925,879
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,231,380
Green County Ky School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,144,371
Greenup County School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,721,412
Hopkins County School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,398,759
KY Area Development Districts Financing Lease-Ewing ^	5.700	06/01/2015	AA*	1,500,000	1,607,850
KY Area Development Districts Financing Lease-Ewing ^	5.600	06/01/2022	AA*	1,055,000	1,123,195
KY Area Development Districts Financing Lease-Ewing ^	5.350	12/01/2022	AA*	2,560,000	2,712,934
KY Area Development Districts Financing Lease-Ewing ^	5.400	12/01/2021	AA*	710,000	762,185
KY Area Development Districts Financing Lease-Ewing ^	5.400	12/01/2021	AA*	1,095,000	1,168,069
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	Aa3/A+*	400,000	402,272
Kentucky Infrastructure Authority - Series A	5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,048,690
Kentucky Infrasturcture Authority	5.000	06/01/2017	Aa3/AA-*	1,035,000	1,072,809
KY State Property & Building #68	5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,591,830
KY State Property & Building #68	5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,780,225
KY State Property & Building #73	5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,629,195
Lexington-Fayette Urban County Government General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,032,490
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,184,535
Montgomery County School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,142,695
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,222,840
Pendleton County KY Multi-County Lease Revenue ^^	6.400	03/01/2019	A*	3,000,000	3,515,850
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,204,877
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,957,189
Pike County School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,058,560
Richmond KY Court Facilities Corporation Revenue	5.250	02/01/2019	Aa3	1,035,000	1,069,983
Scott County School District	5.000	03/01/2021	Aa3	1,240,000	1,316,099
Trigg County School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,744,387
Whitley County School Finance	4.800	02/01/2021	Aa3	800,000	838,504

					61,876,820
ESCROWED TO MATURITY BONDS
5.94% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/01/2009	Ba1	1,000,000	1,062,330
Danville KY Multi-City Lease Revenue - Hopkinsville	6.875	06/01/2012	Baa1	1,725,000	1,876,214
Jefferson County KY Health Facilities - Alliant Health Services	5.125	10/01/2018	Aaa/AAA*/AAA@	33,000,000	34,135,860
Jefferson County KY Health Facilities - Alliant Health Services	5.125	10/01/2017	Aaa/AAA*/AAA@	4,980,000	5,113,315

					42,187,718
PREREFUNDED BONDS
4.22% of Net Assets
Campbellsville KY Industrial Revenue - Campbellsville College	6.000	03/01/2017	NR	1,920,000	1,944,173
Fayette County KY School District Financial Corporation	5.375	01/01/2017	Aa3/AA-*	1,300,000	1,333,969
Georgetown College Project - Series A	6.000	11/15/2016	A*	1,000,000	1,101,090
Georgetown College Project - Series A	6.250	11/15/2020	A*	4,000,000	4,442,400
Jefferson County KY School District Finance Corporation	5.125	11/01/2016	Aaa/AAA*/AAA@	1,000,000	1,021,970
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,102,580
Jeffersontown KY Certificate of Participation	5.750	11/01/2015	A3	1,095,000	1,119,298
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2015	A2	1,305,000	1,324,236
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2016	A2	1,380,000	1,400,203
Kentucky Development Authority - South Central Nursing	6.000	07/01/2027	Aaa/AAA*/AAA@	2,095,000	2,253,193

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #67	5.125	09/01/2018	Aa3/AAA*/AA-@	1,000,000	1,058,660
KY State Property & Building #74	5.000	02/01/2019	Aaa/AAA*/AAA@	3,000,000	3,212,730
KY State Property & Building #67	5.125	09/01/2016	Aa3/AAA*/AA-@	1,000,000	1,056,790
KY State Property & Building #77	5.250	08/01/2015	AAA/Aaa*/AAA@	1,140,000	1,254,513
KY State Property & Building #77	5.250	08/01/2016	Aaa/AAA*/AAA@	1,680,000	1,848,756
Laurel County KY School District Finance Corporation	5.600	03/01/2017	Aa3	1,000,000	1,029,770
Laurel County School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,372,163
Oldham County KY Public Facilities Construction Corporation	5.250	06/01/2017	A+*	1,060,000	1,093,083

					29,969,576
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.09% of Net Assets
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2011	A1/AA-*	1,200,000	1,230,960
Kentucky Development Finance Authority Green River	6.000	11/01/2010	Aaa	1,000,000	1,021,700
Kentucky Economic Development Finance Authority Catholic	5.500	09/01/2014	Aa2/AA*/AA@	1,375,000	1,475,801
Kentucky Development Finance Authority Hospital - Appalachian	5.850	10/01/2017	BB-*/BB+@	1,000,000	1,019,290
Kentucky Development Finance Authority-Catholic Health	5.000	12/01/2018	Aa2/AA*/AA@	6,950,000	7,149,882
Kentucky Development Finance Authority-Catholic Health	5.750	12/01/2015	Aa2/AA*/AA@	2,000,000	2,154,060
Kentucky Economic Development Finance Authority Revenue	5.250	09/01/2021	Aa2/AA*/AA@	2,000,000	2,106,060
Kentucky Economic Development Finance Authority - Norton Health	6.125	10/01/2010	BBB@	7,000,000	7,402,150
Kentucky Economic Development Finance Authority - Catholic Health	5.125	10/01/2021	A1/AA*/AA-@	1,000,000	1,054,110
Madison County Ky Industrial Building Revenue - McCready Manor	5.500	06/01/2020	AA-*	1,785,000	1,900,668
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,531,329

					29,046,010
GENERAL OBLIGATION BONDS
2.41% of Net Assets
Bowling Green Ky General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,071,710
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,340,800
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,355,190
Jefferson County - Series A	4.900	12/01/2018	Aa2/AA*	1,605,000	1,680,483
Kentucky Area Development Districts Financing	4.700	06/01/2024	AA*	2,625,000	2,700,521
KY State Property & Building #62	4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,849,880
Lexington Fayette Urban County Government Detention Center	4.750	05/01/2018	Aa2/AA+*	3,120,000	3,224,520
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA*	1,775,000	1,903,386

					17,126,490
MUNICIPAL UTILITY REVENUE BONDS
1.86% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	01/01/2007	BBB-*	575,000	578,720
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,242,965
Louisville & Jefferson County Waterworks & Water System	5.000	11/15/2031	Aa1/AA+*	10,695,000	11,394,346

					13,216,031
PUBLIC FACILITIES REVENUE BONDS
.77% of Net Assets
Boone County KY Public Property Corporation - AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,068,330
Boone County KY Public Property Corporation - Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,889,738
Calloway County Public Property Corporation - Courthouse	5.625	03/01/2018	A*	1,000,000	1,030,960
Danville Ky Multi-City Lease Revenue - Mt Sterling	5.000	09/01/2011	NR	410,000	418,946
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A3	1,060,000	1,082,090

					5,490,064
STATE AND LOCAL MORTGAGE REVENUE BONDS
.39% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	A/A*	2,615,000	2,771,560

					2,771,560
CERTIFICATES OF PARTICIPATION BONDS
.35% of Net Assets
Shelbyville KY Certificates of Participation	5.350	10/01/2013	NR	1,295,000	1,344,547
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,165,188

					2,509,735
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.31% of Net Assets
Berea Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,195,585

					2,195,585
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.01% of Net Assets
Meade County KY Pollution Control Revenue - Olin Corporation	6.000	07/01/2007	NR	90,000	90,198

					90,198

Total Investments (cost $685,261,685)(See (a) below for further explanation) - 99.27% of Net Assets					$704,611,900

*	Standard and Poor's Corporation

@	Fitch’s Investors Service All other ratings by Moody's Investors Service, Inc. NR Not Rated

#	Bond ratings are unaudited.

^	Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at September 30, 2006.

^^	On May 9, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The Issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$20,674,300
Unrealized depreciation	(1,324,085)

Net unrealized appreciation	$19,350,215

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
52.43% of Net Assets
Ballard County KY School District Finance Corporation	3.500%	06/01/2010	Aaa/AAA@	$1,620,000	$1,614,411
Boone-Florence Water Supply System Revenue	4.300	12/01/2011	Aaa/AAA@	505,000	522,726
Carrollton & Henderson Ky Public Energy Authority Gas Revenue	5.000	01/01/2009	Aaa/AAA*/AAA@	3,650,000	3,774,757
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA*/AAA@	500,000	509,555
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	Aaa/AAA@	1,050,000	1,048,058
Jefferson County KY Health Facility University Medical Center	5.000	07/01/2008	Aaa/AAA*/AAA@	300,000	306,915
Jefferson County KY School District Finance Corporation	4.900	01/01/2008	Aaa/AAA*/AAA@	550,000	561,319
Jefferson County KY School District Finance Corporation - Series:A	5.000	01/01/2009	Aaa/AAA*/AAA@	750,000	775,635
Jefferson County School District Finance Corporation	3.125	01/01/2011	Aaa/AAA*/AAA@	2,240,000	2,184,448
KY Asset/Liability Community General Fund Project Notes	5.000	07/15/2010	Aaa/AAA*/AAA@	1,000,000	1,054,270
KY Asset Liability Project Notes	5.000	09/01/2016	Aaa/AAA*/AAA@	2,000,000	2,164,040
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aaa/AAA*/AAA@	1,250,000	1,365,488
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/01/2007	A*	1,000,000	1,014,640
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	A*	1,000,000	1,044,030
KY State Property & Building #69	5.500	08/01/2008	Aaa/AAA*/AAA@	1,140,000	1,182,465
KY State Property & Building #69	5.000	08/01/2009	Aaa/AAA*/AAA@	1,620,000	1,688,607
KY State Property & Building #65	5.750	02/01/2009	Aaa/AAA*/AAA@	750,000	789,090
KY State Property & Building #82	5.250	10/01/2015	Aaa/AAA*/AAA@	2,000,000	2,232,340
KY State Property & Building #82	5.250	10/01/2017	Aaa/AAA*/AAA@	1,000,000	1,124,630
KY State Property & Building #74	5.375	02/01/2011	Aaa/AAA*/AAA@	1,005,000	1,080,194
KY State Property & Building #74	5.375	02/01/2009	Aaa/AAA*/AAA@	1,000,000	1,040,780
KY State Turnpike Authority Economic Development	5.500	07/01/2007	Aaa/AAA*/AAA@	3,000,000	3,050,910
KY State Turnpike Authority Economic Development	6.500	07/01/2007	Aaa/AAA*/AAA@	1,000,000	1,023,010
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aaa/AAA*/AAA@	2,570,000	2,801,763
Louisville Jefferson County KY Visitors Convention Center	5.000	12/01/2010	Aaa/AAA*/AAA@	1,350,000	1,428,435
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,050,584
University Of KY Consolidated Education Building - Series S	3.500	05/01/2010	Aaa/AAA@	1,190,000	1,191,964
University Of KY Consolidated Education Building - Series S	3.500	05/01/2011	Aaa/AAA@	1,040,000	1,035,164
Warren County School District Finance Corporation	4.000	02/01/2015	Aaa	785,000	797,780
Warren County School District Finance Corporation	4.000	02/01/2016	Aaa	1,330,000	1,348,593

					40,806,599
LEASE REVENUE BONDS
21.58% of Net Assets
Harlan County School District Finance Corporation	5.000	09/01/2009	Aa3/A+*	500,000	519,375
Jefferson County Ky School District Finance Corporation	4.400	02/01/2008	Aa3/AA-*	500,000	506,335
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	1,070,000	1,105,331
KY Infrastructure Authority Government Agency Program - Series:K	4.000	08/01/2010	AA*	1,000,000	1,018,500
KY Infrastructure Authority - Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,107,380
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,297,267
KY State Property & Building #68	5.500	10/01/2007	Aa3/A+*/AA-@	1,000,000	1,019,790
KY State Property & Building #71	5.500	08/01/2008	Aa3/A+*/AA-@	10,000	10,340
KY State Property & Building #60	5.500	10/01/2008	Aa3/A+*/AA-@	500,000	520,780
KY State Property & Building #73	3.700	11/01/2008	Aa3/A+*/AA-@	1,000,000	1,002,370
KY State Property & Building #73	5.250	11/01/2011	Aa3/A+*/AA-@	750,000	808,133
KY State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	1,790,000	1,883,581
KY State Property & Building #73	5.250	11/01/2010	Aa3/A+*/AA-@	3,000,000	3,181,860
Laurel County School District Finance Corporation	4.600	03/01/2010	Aa3	1,000,000	1,033,430
Madison County School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	464,534

					16,479,006
HOSPITAL AND HEALTHCARE REVENUE BONDS
11.18% of Net Assets
KY Economic Development Finance Authority - Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	258,590
KY Economic Development Finance Authority - Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,030,250
KY Economic Development Finance Authority - Catholic Health	5.500	12/01/2006	Aa2/AA*/AA@	1,790,000	1,796,050
KY Economic Development Finance Authority - Catholic Health	5.500	12/01/2010	Aa2/AA*/AA@	2,100,000	2,241,414
KY Economic Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA	2,000,000	2,154,060
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	BBB+@	1,000,000	1,055,210

					8,535,575
GENERAL OBLIGATION BONDS
6.69% of Net Assets
Jefferson County General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	2,830,385
Lexington-Fayette Urban County Government General Obligation	3.125	02/01/2011	Aa2/AA+*	1,165,000	1,140,628
Lexington-Fayette Urban County Government General Obligation	3.625	07/01/2010	Aa2/AA+*	1,135,000	1,136,725

					5,107,739

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
ESCROWED TO MATURITY BONDS
3.32% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Ba1	500,000	531,165
Jefferson County KY Capital Projects Corporation	6.375	12/01/2007	NR	1,500,000	1,549,710
KY State Property & Building #71	5.500	08/01/2008	Aaa/AAA*/AAA@	440,000	456,949

					2,537,824
MUNICIPAL UTILITY REVENUE BONDS
1.82% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue	2.300	07/01/2007	Baa1	355,000	353,619
Louisville KY Waterworks Board Water System Revenue Bonds	4.500	11/15/2010	Aa1/AA*	1,000,000	1,038,860

					1,392,479
CERTIFICATES OF PARTICIPATION BONDS
.24% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/01/2007	NR	180,000	182,059

					182,059
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.12% of Net Assets
Meade County KY Pollution Control Revenue - Olin Corporation	6.000	07/01/2007	NR	95,000	95,209

					95,209

Total Investments (cost $74,419,868)(See (a) below for further explanation) - 99.39% of Net Assets					$75,136,489

*	Standard and Poor’s Corporation

@	Fitch's Investors Service All other ratings by Moody’s Investors Service, Inc.
NR Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$972,233
Unrealized depreciation	(255,612)

Net unrealized appreciation	$716,621

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
75.62% of Net Assets
De Soto County MS School District	4.500%	04/01/2016	Aaa/AAA*	$30,000	$31,043
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa/AAA@	75,000	79,826
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA*/AAA@	25,000	26,281
Itawamba Community College District MS Educational Facility	5.000	02/01/2020	AAA*/AAA@	100,000	105,201
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	AAA*	100,000	116,321
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Aaa/AAA*	100,000	101,598
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	Aaa/AAA*/AAA@	75,000	84,176
MS Development BK Special Obligation Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA*/AAA@	10,000	10,233
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	Aaa/AAA*/AAA@	30,000	31,099
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aaa/AAA*	50,000	52,474
MS Development Bank Special Obligation Jackson Water/Sewer	4.750	09/01/2019	Aaa/AAA*/AAA@	100,000	104,838
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aaa/AAA*/AAA@	40,000	41,862
MS Development Bank Special Obligation Wastewater	5.375	02/01/2021	Aaa/AAA*/AAA@	100,000	108,851
MS Development Bank Special Obligation Wastewater	5.000	02/01/2028	Aaa/AAA*/AAA@	200,000	208,812
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	AAA*	50,000	52,595
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa/AAA@	100,000	101,765
MS Development Bank Special Obligation - Southaven Water	5.000	03/01/2025	AAA*/AAA@	325,000	347,883
MS Development Bank Special Obligation Municipal Energy	5.000	03/01/2031	Aaa/AAA*/AAA@	100,000	105,531
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	AAA*	150,000	159,638
MS Development Bank Special Obligation Capital Projects ^^	5.875	07/01/2024	Aaa/AAA*/AAA@	75,000	83,032
MS Development Bank Special Obligation Capital Projects ^^	5.000	07/01/2024	Aaa/AAA*/AAA@	500,000	498,210
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA*/AAA@	100,000	105,983
MS Home Corporation Housing Revenue - 8A	4.750	12/01/2018	A*	125,000	127,350
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA@	45,000	47,849
MS State Refunding Notes Projects - Series C	5.000	12/01/2022	Aaa/AAA*/AAA@	200,000	214,106
Ms Development BK Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA*/AAA@	25,000	26,375
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa/AAA@	75,000	81,031
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aaa/AAA*/AAA@	350,000	370,475
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa/AAA@	100,000	99,709
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa/AAA@	30,000	31,238
Pearl River County MS Certificate Participation	4.500	04/01/2021	Aaa/AAA@	200,000	204,526
Stone County MS School District	4.000	06/01/2016	Aaa/AAA@	50,000	50,203
University Southern MS Education Building - Series A	5.000	03/01/2022	Aaa	100,000	107,134
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	AAA*/AAA@	15,000	15,318

					3,932,563
GENERAL OBLIGATION BONDS
14.58% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A	5.900	10/01/2019	A*	35,000	36,303
Hinds County MS School District	4.750	03/01/2015	NR	50,000	51,107
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	21,642
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	BBB+*	145,000	145,644
Mississippi State	5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,789
Mississippi State General Obligation - Series A	5.500	12/01/2015	Aa3/AA*/AA@	100,000	112,643
MS State Refunded - Series A	5.250	11/01/2019	Aa3/AA*/AA@	325,000	369,272
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,618

					758,017
PREREFUNDED BONDS
5.65% of Net Assets
MS Development - Madison County Road & Bridge Project	5.250	06/01/2023	Aaa	50,000	54,728
MS Development Bank Special Obligation Madison County	5.250	06/01/2024	Aaa	50,000	54,728
MS Development BK Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	10,611
MS Development BK Special Obligation Natchez Convention Center	5.800	07/01/2019	Aaa/AAA*/AAA@	25,000	28,387
MS Development BK Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA*/AAA@	10,000	11,153
MS Development Bank Special Obligation-Bay St Louis	5.375	07/01/2014	A*	10,000	10,153
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	Aaa/AAA*/AAA@	5,000	5,514
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA*/AAA@	10,000	10,695
Southern MS Education Building Corporation Revenue	5.100	03/01/2020	Aaa/AAA*	70,000	75,378
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa	10,000	11,017
University MS Educational Building - Stadium A	5.500	12/01/2017	Aaa/AAA*	5,000	5,120
Walnut Grove Correctional Authority Certificates of Participation	6.000	11/01/2019	Aaa/AAA*/AAA@	15,000	16,353

					293,838

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
ESCROWED TO MATURITY BONDS
1.08% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	Baa1/Aaa	25,000	27,275
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	AAA*	25,000	28,834

					56,108
MUNICIPAL UTILITY REVENUE BONDS
1.04% of Net Assets
MS Development Bank Special Obligation - Okolona Electric	5.350	07/01/2021	A*	50,000	53,972

					53,972
PUBLIC FACILITIES REVENUE BONDS
.98% of Net Assets
Mississippi Development Bank Special Obligation - Southaven	6.200	03/01/2020	A*	10,000	10,631
Vicksburg Warren MS School District	4.700	02/01/2017	AA-*	40,000	40,573

					51,204

Total Investments (cost $5,053,572) (See (a) below for further explanation) - 98.94% of Net Assets					$5,145,701

*	Standard and Poor’s Corporation

@	Fitch's Investors Service All other ratings by Moody’s Investors Service, Inc. NR Not Rated

#	Bond ratings are unaudited.

^^	On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The Issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$134,814
Unrealized depreciation	(42,684)

Net unrealized appreciation	$92,130

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
64.61% of Net Assets
Burke County NC Certificates of Participation - Series A	5.000%	04/01/2023	Aaa/AAA*	$1,000,000	$1,067,820
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aaa/AAA@	500,000	520,050
Charlotte NC Airport Revenue - Series A	5.250	07/01/2023	Aaa/AAA*/AAA@	1,000,000	1,082,580
Cumberland County NC Certificates of Participation Civic Center	5.000	12/01/2018	Aaa/AAA*/AAA@	500,000	518,250
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*/AAA@	250,000	261,290
Dare County NC Certificates of Participation	5.125	06/01/2018	Aaa/AAA*/AAA@	500,000	534,250
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aaa/AAA*/AAA@	1,000,000	1,071,200
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aaa/AAA*/AAA@	1,690,000	1,806,154
Greenville NC Housing Development Corporation - Series A	5.800	07/01/2024	Aaa/AAA*/AAA@	35,000	35,381
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*/AAA@	1,475,000	1,577,291
Henderson County NC Certificates of Participation - Series A	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,061,590
Iredell County NC Certificates of Participation Public Facilities	5.250	10/01/2020	Aaa/AAA@	1,000,000	1,091,010
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aaa/AAA*	1,000,000	1,070,380
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	103,043
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*/AAA@	1,110,000	1,156,753
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aaa/AAA*/AAA@	1,000,000	1,063,560
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	623,622
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	655,547
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aaa/AAA*/AAA@	2,000,000	2,114,280
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA*/AAA@	150,000	150,255
NC Eastern Municipal Power Agency Power System Revenue	5.700	01/01/2015	Aaa/AAA*/AAA@	345,000	354,018
NC Eastern Municipal Power Agency Power System Refunding	5.375	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,033,470
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aaa/AAA*/AAA@	1,000,000	1,183,750
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Aaa/AAA*/AAA@	1,000,000	1,069,470
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	Aaa/AAA*/AAA@	1,000,000	1,076,530
NC Medical Care Community Hospital Revenue - High Point	5.000	10/01/2019	Aaa/AAA*/AAA@	500,000	523,240
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/01/2020	Aaa/AAA*/AAA@	350,000	359,713
NC Medical Care Community Hospital Revenue - Rex Hospital	5.000	06/01/2017	Aaa/AAA*/AAA@	500,000	516,440
NC Medical Care Community Hospital Revenue - St Joseph	5.100	10/01/2014	Aaa/AAA*/AAA@	5,000	5,007
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	Aaa/AAA	50,000	51,006
NC Medical Care Community Hospital Revenue - Wilson Memorial	5.625	11/01/2018	Aaa/AAA*	80,000	81,970
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	500,000	512,110
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	700,000	727,041
Pitt County NC Certificates of Participation School Facilities	5.500	04/01/2020	Aaa/AAA*/AAA@	500,000	533,560
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aaa/AAA@	1,000,000	1,067,600
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aaa/AAA@	1,000,000	1,053,720
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*/AAA@	500,000	526,610
University of NC System Pool Revenue - Series C	5.000	04/01/2019	Aaa/AAA@	1,000,000	1,068,960
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	AAA*/AAA@	1,000,000	1,089,250
University of NC Wilmington Student Housing Project	5.000	06/01/2025	AAA*	580,000	618,437
Wilmington NC Certificates of Participation - Series A	5.000	06/01/2032	Aaa/AAA*/AAA@	1,500,000	1,575,255
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	518,945

					33,110,407
PREREFUNDED BONDS
10.79% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.500	12/01/2020	Aa2/AA+*	700,000	758,786
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-*/A-@	1,000,000	1,059,700
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	AA*/AA@	1,000,000	1,059,990
Greensboro NC Coliseum Complex Improvement	5.700	12/01/2010	A1/A+@	55,000	56,304
New Hanover County NC Certificates of Participation	5.000	12/01/2017	Aaa/AAA*/AAA@	250,000	259,323
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	Aaa/BBB*/BBB+@	545,000	670,650
NC Central University Housing System Revenue	5.800	11/01/2018	Aaa/AAA*/AAA@	50,000	51,103
NC Central University Housing System Revenue	5.800	11/01/2020	Aaa/AAA*/AAA@	60,000	61,324
NC Medical Care Community Hospital Revenue Prerefunded Pitt	5.250	12/01/2013	A1/A+*/AA-@	755,000	790,175
Pitt County NC Certificates of Participation Public Facilities	5.850	04/01/2017	Aaa/AAA*/AAA@	100,000	103,179
Randolph County NC Certificates of Participation	5.750	06/01/2022	Aaa/AAA*/AAA@	500,000	533,915
University of NC at Wilmington Dorm & Dining System Revenue	5.400	01/01/2018	Aaa/AAA*/AAA@	120,000	122,978

					5,527,427
CERTIFICATES OF PARTICIPATION BONDS
9.76% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa3/AA-*/AA-@	650,000	688,812

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*	1,000,000	1,066,590
Charlotte NC Certificates of Participation Government Facilities	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,074,320
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,200
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	581,840
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa2/AA+*/AA@	1,500,000	1,583,595

					5,000,356
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.01% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.000	01/15/2017	Aa3/AA*	750,000	767,985
NC Medical Care Health Care Facilities Revenue - Novant Health	5.000	11/01/2017	Aa3/AA-*/AA-@	1,000,000	1,061,160
NC Medical Care Community Hospital Revenue - Gaston Memorial	5.500	02/15/2019	A1/A+*	150,000	153,584
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1	45,000	46,895
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1	25,000	25,860

					2,055,483
LEASE REVENUE BONDS
3.57% of Net Assets
Charlotte NC Water and Sewer Systems Revenue Bonds - Series A	4.500	07/01/2028	Aa1/AAA*/AAA@	750,000	761,805
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*/AA@	1,000,000	1,068,120

					1,829,925
GENERAL OBLIGATION BONDS
2.11% of Net Assets
Cary NC General Obligation Bond	5.000	03/01/2019	Aaa/AAA*/AAA@	1,000,000	1,078,940

					1,078,940
PUBLIC FACILITIES REVENUE BONDS
1.44% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa2/AA*/AAA@	700,000	738,731

					738,731
MUNICIPAL UTILITY REVENUE BONDS
1.10% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond	5.250	06/01/2019	Aa2/AA+*	520,000	563,701

					563,701
ESCROWED TO MATURITY BONDS
.68% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AA-@	325,000	347,415

					347,415
STATE AND LOCAL MORTGAGE REVENUE BONDS
.51% of Net Assets
NC Housing Finance Agency Single Family Revenue - Series Y	6.300	09/01/2015	Aa2/AA*	35,000	35,035
NC Housing Finance Agency Single Family Revenue - Series II	6.200	03/01/2016	Aa2/AA*	35,000	35,853
NC Housing Finance Agency Single Family Revenue - Series KK	5.875	09/01/2017	Aa2/AA*	45,000	45,919
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	50,000	51,160
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	95,000	95,259

					263,226

Total Investments (cost $48,809,152) (See (a) below for further explanation) -98.57% of Net Assets					$50,515,610

*	Standard and Poor's Corporation

@	Fitch’s Investors Service All other ratings by Moody's Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,741,133
Unrealized depreciation	(34,675)

Net unrealized appreciation	$1,706,458

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
62.99% of Net Assets
Catawba County Certificates of Participation Public School	5.250%	06/01/2016	Aaa/NR*/AAA@	$125,000	$136,696
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*/AAA@	100,000	103,591
Charlotee NC Certificates of Participation - Series A	5.000	08/01/2012	Aaa/AAA*/AAA@	1,000,000	1,078,000
Davie County NC Community College	4.000	06/01/2013	Aaa/AAA*	250,000	256,323
Greenville NC Certificates of Participation Public Facilities	4.600	06/01/2011	Aaa/AAA*/AAA@	100,000	102,628
Harnett County Nc Certificates of Participation	5.250	12/01/2009	Aaa/AAA*/AAA@	240,000	253,529
Harnett County NC Certificates of Participation	4.250	12/01/2011	Aaa/AAA*/AAA@	150,000	154,700
Haywood NC Certificates of Participation Refunding - Series A	5.000	10/01/2016	Aaa/AAA*/AAA@	635,000	685,952
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aaa/AAA*/AAA@	425,000	461,274
Johnston County NC Certificates of Participation - Judicial Annex	5.200	09/01/2007	Aaa/AAA*/AAA@	100,000	101,800
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*/AAA@	200,000	204,484
Lee County NC Certificates of Participation	5.000	04/01/2016	Aaa/AAA*/AAA@	215,000	231,420
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	Aaa/AAA*/AAA@	385,000	417,690
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	Aaa/AAA*/AAA@	100,000	102,322
North Carolina Medical Care Community Hospital - Rowan Medical	5.250	09/01/2016	Aaa/AAA*/AAA@	1,100,000	1,204,258
North Carolina Medical Care Community Hospital - Chatham Memorial	3.625	10/01/2010	AA*/AA@	100,000	99,612
NC Capital Facility Finance Agency Johnson & Wales University	5.000	04/01/2009	Aaa/AAA*/AAA@	200,000	207,574
North Carolina Eastern Municipal Power Agency Power System Revenue	6.125	01/01/2009	BAA2/A*	120,000	126,100
NC Municipal Power Agency No.1 Catawba Electric Revenue	6.000	01/01/2010	Aaa/AAA*/AAA@	200,000	215,566
NC Municipal Power Agency No.1 Catawba Electric Revenue	5.250	01/01/2009	Aaa/AAA*/AAA@	50,000	51,868
North Carolina Medical Care Community Hospital - Scotland Memorial	5.375	10/01/2011	AA*	40,000	40,003
NC Medical Care Community Hospital - Wilson Memorial Hospital	4.900	11/01/2007	Aaa/AAA*	75,000	76,278
North Carolina Medical Community Hospital - Wayne Memorial	4.750	10/01/2011	Aaa/AAA@	350,000	362,425
North Carolina Medical Care Community Hospital - Rex Healthcare	5.250	06/01/2008	Aaa/AAA*/AAA@	450,000	464,585
NC Municipal Power Agency No. 1 Catawba Electric	5.100	01/01/2007	Aaa/AAA*/AAA@	125,000	125,708
NC Municipal Power Agency No. 1 Catawba Electric	6.000	01/01/2007	Aaa/AAA*/AAA@	200,000	201,278
Pitt County NC Certificates of Participation School Facilities	4.750	04/01/2010	Aaa/AAA*/AAA@	100,000	104,459
Randolph County NC Certificates of Participation	5.200	06/01/2008	Aaa/AAA*/AAA@	145,000	149,247
University NC System Pool Revenue - Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	170,000	176,987
Wilson County NC General Obligation	5.000	06/01/2010	Aaa/AAA*/AAA@	250,000	262,805

					8,159,160
CERTIFICATES OF PARTICIPATION BONDS
10.56% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	04/01/2007	Aa3/AA-*/AA-@	55,000	55,210
Cabarrus County NC Certificates of Participation	4.500	04/01/2009	Aa3/AA-*/AA-@	100,000	102,571
Cary County NC Certificates of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	266,353
Charlotte NC Certificates of Participation - Series D	5.750	06/01/2007	Aa1/AA+*	100,000	101,537
Charlotte NC Certificates of Participation - Series D	5.750	06/01/2008	Aa1/AA+*	100,000	103,865
Charlotte NC Certificates of Participation - Series B	5.000	06/01/2009	Aa1/AA+*	100,000	103,660
Durham County NC Certificates of Participation	4.750	05/01/2009	Aa1/AA+*	210,000	216,384
Durham NC Certificates of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	314,721
Forsyth County NC Certificates of Participation	5.000	10/01/2009	Aa1/AA+*/AA+@	100,000	104,099

					1,368,400
LEASE REVENUE BONDS
6.70% of Net Assets
Greensboro NC Enterprise System Revenue Combination - Series A	4.800	06/01/2012	Aa3/AA+*/AA+@	75,000	77,435
Greensboro NC Enterprise System Revenue - Series A	5.000	06/01/2011	Aa3/AA+*/AA+@	500,000	532,485
Winston Salem NC Certificates of Participation - Series A	3.950	06/01/2009	Aa1/AA+*/AA+@	100,000	101,109
Winston-Salem NC Water & Sewer System Revenue	4.500	06/01/2011	Aa2/AAA*/AA@	150,000	156,737

					867,766
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.67% of Net Assets
Cumberland County NC Hospital Facility Revenue	4.500	10/01/2007	A3/A-*/A-@	200,000	201,584
NC Medical Care Community Health Care Facility - Duke University	4.500	06/01/2007	Aa3/AA*/AA@	200,000	201,268
North Carolina Medical Care Community Hospital - Pitt Memorial	4.400	12/01/2011	Aa3/AA-*/AA-@	275,000	281,564
NC Medical Care Community Hospital - Gaston Memorial	5.250	02/15/2007	A1/A+*	50,000	50,359

					734,775
GENERAL OBLIGATION BONDS
5.28% of Net Assets
Forsyth County NC Public Improvement General Obligation - Series A	4.500	03/01/2009	Aaa/AAA*/AAA@	250,000	256,863
New Hanover County NC General Obligation	5.300	11/01/2006	Aa2/AA*	100,000	100,187
North Carolina State Public Improvement General Obligation	4.500	03/01/2010	Aa1/AAA*/AAA@	150,000	155,432

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
North Carolina State Public School Building General Obligation	4.600	04/01/2010	Aa1/AAA*/AAA@	50,000	51,744
North Carolina Public School Building General Obligation	4.600	04/01/2011	Aa1/AAA*/AAA@	115,000	119,372

					683,597
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.90% of Net Assets
North Carolina Raleigh State University Revenue Bonds	5.000	10/01/2011	Aa3/AA*	280,000	298,866
University Of North Carolina Revenue Refunding Series B	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	206,642

					505,508
PREREFUNDED BONDS
3.46% of Net Assets
North Carolina State General Obligation - Series A	4.750	04/01/2010	Aa1/AAA*/AAA@	100,000	102,915
Orange County Water & Sewer Authority Revenue	4.350	07/01/2010	Aa1/AA+*/AAA@	100,000	103,211
Piedmont Triad NC Airport Authority Revenue Bonds - Series A	5.250	07/01/2011	Aaa/AAA*/AAA@	200,000	210,816
University Nc System Pool Revenue - Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	30,000	31,162

					448,104

Total Investments (cost $12,667,620) (See (a) below for further explanation) - 98.57% of Net Assets					$12,767,309

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service All other ratings by Moody's Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$126,880
Unrealized depreciation	(27,191)

Net unrealized appreciation	$99,689

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
52.09% of Net Assets
Blount County TN Public Building Authority General Obligation	5.250%	06/01/2019	Aaa	1,050,000	$1,148,249
Clarksville TN Water Sewer & Gas Revenue	5.650	02/01/2017	Aaa/AAA@	200,000	205,682
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aaa	1,000,000	1,062,790
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aaa	1,235,000	1,322,105
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	AAA*	1,000,000	1,067,420
Giles County TN	4.500	02/01/2018	Aaa/AAA@	1,000,000	1,041,580
Greene County TN General Obligation Bonds - Series B	5.000	06/01/2024	Aaa/AAA@	505,000	541,375
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2031	AAA*	740,000	789,869
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aaa/AAA@	1,410,000	1,486,267
Hawkins County TN Refunding General Obligation Bond	4.750	05/01/2017	Aaa/AAA*/AAA@	200,000	208,762
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*/AAA@	1,000,000	1,171,760
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa/AAA@	710,000	723,476
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	465,000	499,563
Knox County TN Health Educational & Housing Facilities—Baptist	5.500	04/15/2017	Baa3/AAA*	1,315,000	1,344,035
Knox County TN Health Educational & Housing Facilities - Ft Sanders	6.250	01/01/2013	Aaa/AAA*/AAA@	10,000	11,400
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	1,000,000	1,050,840
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa/AAA*/AAA@	220,000	227,990
Knoxville TN Gas Revenue - Series K	4.750	03/01/2020	Aaa/AAA*/AAA@	1,500,000	1,550,595
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aaa/AAA*/AAA@	1,550,000	1,600,763
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aaa/AAA*/AAA@	1,150,000	1,188,215
Marion County TN Schools	5.000	06/01/2025	Aaa	1,050,000	1,124,760
Metro Government Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aaa/AAA*/AAA@	1,000,000	1,065,310
Metro Government Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,064,590
Metropolitan Nashville & Davidson County TN Multi-Family	4.600	11/01/2026	AAA*	1,000,000	1,009,580
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA*/AAA@	1,000,000	1,029,530
Metro Government Nashville & Davidson County TN Water & Sewer	4.750	01/01/2022	Aaa/AAA*/AAA@	1,000,000	1,019,160
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aaa/AAA*/AAA@	1,000,000	1,064,680
Montgomery County TN	4.750	05/01/2016	Aaa/AAA@	1,850,000	1,993,153
Montgomery County TN	4.750	05/01/2020	Aaa/AAA@	1,000,000	1,061,410
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	263,736
Overton County TN Refunding - Schools	5.000	04/01/2018	Aaa	1,000,000	1,086,620
Robertson County TN	4.500	06/01/2015	Aaa/AAA@	300,000	313,344
Robertson County TN General Obligation	5.000	04/01/2018	Aaa/AAA@	760,000	820,587
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aaa/AAA@	1,435,000	1,519,435
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*/AAA@	550,000	568,398
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*/AAA@	690,000	712,991
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*/AAA@	500,000	513,790
Smith County TN General Obligation Bonds	5.000	04/01/2021	Aaa/AAA@	720,000	783,194
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	AA*/AA@	1,000,000	1,054,340
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	AA*/AA@	2,500,000	2,634,325
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	AA*/AA@	1,000,000	1,011,830
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aaa/AAA*/AAA@	750,000	778,080
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aaa/AAA*/AAA@	1,395,000	1,488,186
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aaa/AAA*/AAA@	1,440,000	1,537,272
Washington County TN General Obligation School and Public	5.000	04/01/2016	Aaa/AAA@	1,120,000	1,227,027
White House Utility District TN	5.000	01/01/2028	Aaa	1,235,000	1,322,932
Wilson County TN Referendum	5.000	04/01/2018	Aaa/AAA@	1,000,000	1,078,820

					47,389,815
GENERAL OBLIGATION BONDS
17.84% of Net Assets
Franklin TN School District Limited Tax Refunding Bond	4.625	06/01/2018	Aa2	1,000,000	1,054,400
Franklin TN Water & Sewer Revenue & Tax Bonds	5.000	04/01/2024	Aaa	750,000	839,723
Johnson City TN General Obligation ^^	5.500	05/01/2020	Aaa/AAA*	300,000	302,580
Knoxville TN General Obligation Bonds - Series A	5.000	05/01/2020	Aa2/AA*/AA+@	1,430,000	1,593,049
Memphis TN Referendum - General Improvement	5.000	11/01/2015	Aa2/AA*/AA-@	1,250,000	1,361,313
Memphis TN General Improvement	5.000	11/01/2021	Aa2/AA*/AA-@	1,500,000	1,575,720
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	2,000,000	2,105,720
Metropolitan Government Nashville & Davidson County TN - Series B	5.000	08/01/2024	Aa2/AA*/AA+@	1,500,000	1,613,355
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	516,875
Williamson County TN Refunding General Obligation Bond	5.000	03/01/2020	Aa1	645,000	701,160
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aa1	750,000	803,610

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Williamson County TN Series B General Obligation Bonds	5.000	05/01/2023	Aa1	1,400,000	1,499,820
Williamson County TN General Obligation Bond	5.000	05/01/2022	Aa1	1,400,000	1,497,720
Wilson County TN General Obligation Refunding	5.100	05/01/2016	Aaa/AAA@	745,000	765,562

					16,230,606
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.57% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa2/AA*/AA@	1,000,000	1,026,300
Knox County TN Health - Fort Sanders Alliance	5.250	01/01/2015	Aaa/AAA*/AAA@	2,175,000	2,388,476
Knox County TN Health Educational & Housing Facilities University	5.750	04/01/2019	Baa1/A-@	1,000,000	1,050,860
Metropolitan Nashville & Davidson County TN - Open Arms	5.100	08/01/2016	AA*	2,500,000	2,550,800
Metropolitan Nashville & Davidson County TN - Open Arms	5.100	08/01/2019	AA*	1,660,000	1,689,897

					8,706,333
PREREFUNDED BONDS
8.30% of Net Assets
Chattanooga TN Electric System Revenue	5.250	09/01/2021	AA*/AA@	1,500,000	1,594,815
Jackson TN Hospital Revenue Bonds	5.000	04/01/2028	Aaa/AAA*/AAA@	1,550,000	1,610,946
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	AAA*/AAA@	2,000,000	2,072,800
Metropolitan Nashville & Davidson County TN Modal	5.500	05/01/2023	Aa2/AA*	2,110,000	2,196,679
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*	60,000	71,611

					7,546,850
STATE AND LOCAL MORTGAGE REVENUE
4.69% of Net Assets
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*	200,000	204,068
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	535,000	550,649
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	345,000	359,387
TN Housing Development Agency Mortgage Financing - Series A	5.200	07/01/2023	Aa2/AA*	3,000,000	3,153,060

					4,267,163
MUNICIPAL UTILITY REVENUE BONDS
3.40% of Net Assets
Clarksville TN Water Sewer & Gas Revenue	5.250	02/01/2018	Aaa/AAA@	1,000,000	1,027,040
Metropoliton Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*/AA@	700,000	731,276
Metropolitan Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa3/AA*/AA@	1,085,000	1,145,435
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	185,000	185,457

					3,089,207
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.91% of Net Assets
Metropolitan Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,734,544

					1,734,544
ESCROWED TO MATURITY BONDS
1.38% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	5,470
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	Aaa/AAA*/AAA@	1,000,000	1,041,450
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	200,000	204,372

					1,251,292
LEASE REVENUE BONDS
0.29% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	265,063

					265,063
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.21% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA*	20,000	22,699
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*	25,000	27,187
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA*	25,000	27,647
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA*	100,000	112,262

					189,795

Total Investments (cost $88,608,133) (See (a) below for further explanation) - 99.66% of Net Assets					$90,670,669

*	Standard and Poor’s Corporation

@	Fitch's Investors Service
All other ratings by Moody's Investors Service, Inc.

#	Bond ratings are unaudited.

^^	On December 30, 2005, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The Issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,246,250
Unrealized depreciation	(183,714)

Net unrealized appreciation	$2,062,536

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
68.25% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/01/2009	Aaa/AAA*/AAA@	$715,000	$757,564
Dickson County TN Refunding	5.000	06/01/2015	Aaa/AAA@	140,000	150,752
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*/AAA@	315,000	320,988
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*/AAA@	125,000	128,516
Johnson City TN Refunding	4.000	06/01/2015	Aaa	400,000	407,920
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	306,693
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA@	270,000	279,650
Maury County TN School & Public Improvement	5.000	04/01/2016	Aaa/AAA@	1,000,000	1,084,510
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	Aaa/AAA*/AAA@	500,000	550,360
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2008	Aaa/AAA*/AAA@	150,000	155,072
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aaa/AAA*/AAA@	450,000	487,620
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aaa/AAA*/AAA@	1,200,000	1,289,592
Memphis TN Sanitation Sewer Revenue	5.000	10/01/2008	Aaa/AAA*/AAA@	100,000	103,076
Metropolitan Government of Nashville & Davidson County Housing	5.500	01/01/2007	Aaa*	400,000	401,412
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*/AAA@	250,000	253,115
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*/AAA@	200,000	203,292
Shelby County TN Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*/AAA@	250,000	257,343
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2008	Aaa/AAA*/AAA@	100,000	101,887
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Aaa/AAA*/AAA@	100,000	102,862
Sullivan County TN Health Educational & Housing Facility Board	5.000	09/01/2011	AA*/AA@	335,000	353,495
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*/AAA@	500,000	514,105
Tennergy Corporation TN Gas Revenue	5.000	06/01/2009	Aaa/AAA*/AAA@	250,000	259,408
TN Energy Acquisition Corporation Gas Revenue - Series A	5.000	09/01/2007	Aaa/AAA*/AAA@	210,000	213,095
TN Energy Acquisition Corporation Gas Revenue - Series B	4.500	09/01/2008	Aaa/AAA*/AAA@	295,000	300,537
Wilson County TN General Obligation	5.000	04/01/2013	Aaa/AAA@	720,000	779,299

					9,762,163
GENERAL OBLIGATION BONDS
14.78% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA*/AA@	500,000	537,475
Hamilton County TN General Obligation - Series A	4.550	08/01/2009	Aa1/AA+@	100,000	101,853
Knox County TN Public Improvement General Obligation	5.100	05/01/2008	Aa2/AA*	90,000	92,302
Madison County TN General Obligation	4.000	04/01/2014	Aa3	700,000	710,367
Metro Government Nashville & Davidson County TN Improvement	5.000	10/15/2008	Aa2/AA*/AA+@	100,000	102,893
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	259,468
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	204,000
Shelby County TN Public Improvement General Obligation - Series A	5.500	04/01/2009	Aa2/AA+*/AA@	100,000	104,929

					2,113,287
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.63% of Net Assets
Chattanooga TN Catholic Health Initiatives - Series A	5.500	12/01/2006	Aa2/AA*/AA@	700,000	702,562
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	102,521

					805,083
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.51% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbilt	5.750	01/01/2008	Aa2/AA*	250,000	256,743
Tennessee State School Board Authority Higher Education Facility	4.800	05/01/2014	Aa2/AA-*	100,000	102,425

					359,168
PREREFUNDED BONDS
2.21% of Net Assets
Metropolitan Government Nashville & Davidson County TN	5.125	11/15/2013	Aa2/AA*	300,000	315,870

					315,870
MUNICIPAL UTILITY REVENUE BONDS
1.94% of Net Assets
Knoxville Tn Gas Revenue System - Series J	4.750	03/01/2010	Aa3/AA*	170,000	175,738
Memphis TN Electric System Revenue Refunding Jr. Lien	4.000	12/01/2009	Aa3/AA*/AA@	100,000	101,215

					276,953
LEASE REVENUE BONDS
1.81% of Net Assets
Memphis-Shelby County Airport Special Facilities - Federal Ex	5.000	09/01/2009	Baa2/BBB*	250,000	258,355

					258,355

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
.67% of Net Assets
^Shelby County TN Multi-Family Housing Memphis - Series A	5.000	01/01/2009	NR	240,000	95,232

					95,232

Total Investments (cost $14,066,121) (See (a) below for further explanation) - 97.79% of Net Assets					$13,986,109

*	Standard and Poor’s Corporation

@	Fitch's Investors Service All other ratings by Moody's Investors Service, Inc. NR Not Rated

#	Bond ratings are unaudited.

^	Security in default and therefore non-income producing. The security is illiquid and is therefore valued at fair value. At September 30, 2006, fair valued securities represent 0.67% of net assets.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$71,104
Unrealized depreciation	(151,115)

Net unrealized depreciation	$(80,011)

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Government Securities and Agencies — 100%

September 30, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
45.93% of Net Assets
Medium Term Note	5.125%	06/08/2015	Aaa/AAA*/AAA@	$1,500,000	$1,467,576
Medium Term Note	7.000	08/15/2014	Aaa/AAA	500,000	564,800
Medium Term Note	5.625	02/12/2018	Aaa/AAA	1,500,000	1,474,865
Medium Term Note	5.620	08/06/2018	AAA/Aaa	3,000,000	2,944,480
Medium Term Note	5.220	12/15/2014	Aaa/AAA	1,000,000	980,340
Medium Term Note	5.375	04/22/2015	Aaa/AAA*/AAA@	3,025,000	3,013,751

					10,445,811
FEDERAL FARM CREDIT
22.04% of Net Assets
Medium Term Note	5.300	06/24/2014	Aaa/AAA	2,050,000	2,090,235
Medium Term Note	5.625	10/20/2015	Aaa/AAA*/AAA@	1,000,000	996,179
Medium Term Note	5.875	08/16/2021	AAA*/AAA@	1,900,000	1,926,005

					5,012,419
FEDERAL NATIONAL MORTGAGE ASSOCIATION
21.71% of Net Assets
Medium Term Note	5.300	08/15/2013	AAA/Aaa	2,000,000	1,988,389
Medium Term Note	5.500	12/09/2014	Aaa/AAA	1,000,000	988,905
Medium Term Note	5.250	12/30/2015	Aaa/AAA	1,000,000	979,211
Medium Term Note	5.210	06/30/2015	Aaa/AAA*/AAA@	1,000,000	979,350

					4,935,855
STUDENT LOAN MARKETING ASSOCIATION
4.92% of Net Assets
Medium Term Note	7.300	08/01/2012	Aaa/AAA	1,000,000	1,119,336

					1,119,336
FEDERAL HOME LOAN MORTGAGE
2.08% of Net Assets
Medium Term Note	5.000	03/27/2018	Aaa/AAA	500,000	474,100

					474,100
CASH EQUIVALENTS
2.07% of Net Assets
US Bank U.S. Treasury Money Market Fund				470,637	470,637

					470,637

Total Investments (cost $22,412,510) (See (a) below for further explanation) - 98.76% of Net Assets					$22,458,158

*	Standard and Poor’s Corporation

@	Fitch's Investors Service All other ratings by Moody's Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$227,397
Unrealized depreciation	(181,750)

Net unrealized appreciation	$45,647

Item 2. Controls and Procedures.

On November 6, 2006 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on November 6, 2006 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Thomas P. Dupree, Sr., President /s/
Date: 11/06/2006

By:	Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/
Date: 11/06/2006